AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 70.9%
Canada – 5.1%
Canadian Government Bond 1.00%, 09/01/2026	CAD	225,418	$164,829,486

United States – 65.8%
U.S. Treasury Bonds 2.875%, 05/15/2052(a)	U.S.$	50,033	49,024,327
U.S. Treasury Notes 1.875%, 02/15/2032		407,365	381,077,134
2.625%, 05/31/2027(b)		647,281	645,157,408
3.00%, 06/30/2024(c)		466,796	467,452,732
3.25%, 06/30/2027(a) (c) (d)		563,597	577,775,192

			2,120,486,793

Total Governments - Treasuries (cost $2,273,939,105)			2,285,316,279

MORTGAGE PASS-THROUGHS – 17.6%
Agency Fixed Rate 30-Year – 17.6%
Federal Home Loan Mortgage Corp. Series 2020 2.50%, 08/01/2050		50,626	47,697,433
2.50%, 09/01/2050		40,171	37,860,337
4.50%, 02/01/2050		3,140	3,266,947
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		2	1,636
Series 1999 7.50%, 11/01/2029		6	6,667
Series 2020 4.50%, 02/01/2050		6,586	6,819,494
Government National Mortgage Association Series 2022 4.00%, 08/01/2052, TBA		13,732	13,875,080
4.50%, 09/01/2052, TBA		70,886	72,091,865
Uniform Mortgage-Backed Security Series 2022 3.00%, 08/01/2052, TBA		61,874	59,582,856
3.50%, 08/01/2052, TBA		82,946	82,110,418
4.00%, 08/01/2052, TBA		44,832	45,059,500
4.50%, 08/01/2052, TBA		133,971	136,294,882
5.00%, 08/01/2052, TBA		62,077	63,757,661

Total Mortgage Pass-Throughs (cost $570,515,530)			568,424,776

CORPORATES - INVESTMENT GRADE – 15.8%
Financial Institutions – 9.4%
Banking – 5.7%
AIB Group PLC 4.263%, 04/10/2025(e)		5,750	5,653,343
Ally Financial, Inc. 8.00%, 11/01/2031		75	84,855
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(e)		200	199,336

	Principal Amount (000)		U.S. $ Value

Banco de Credito del Peru S.A. 3.125%, 07/01/2030(e)	U.S.$	3,765	$3,428,033
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(e)		3,998	4,047,975
Banco Santander SA 4.175%, 03/24/2028		2,800	2,702,000
5.179%, 11/19/2025		4,000	4,040,600
Bank of America Corp. Series DD 6.30%, 03/10/2026(f)		2,526	2,626,838
Series X 6.25%, 09/05/2024(f)		6,520	6,581,549
Series Z 6.50%, 10/23/2024(f)		2,072	2,131,798
Barclays PLC 7.125%, 06/15/2025(f)	GBP	333	404,716
7.25%, 03/15/2023(e) (f)		1,350	1,654,815
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(e)	U.S.$	5,343	4,751,931
Capital One Financial Corp. 4.927%, 05/10/2028		4,104	4,145,902
Citigroup, Inc. 3.875%, 02/18/2026(f)		3,286	3,010,732
5.95%, 01/30/2023(f)		2,055	2,045,999
Series T 6.25%, 08/15/2026(f)		1,388	1,416,079
Series U 5.00%, 09/12/2024(f)		2,540	2,359,838
Series V 4.70%, 01/30/2025(f)		1,811	1,600,019
Series W 4.00%, 12/10/2025(f)		2,865	2,665,539
Comerica, Inc. 5.625%, 07/01/2025(f)		8,000	8,211,360
Credit Agricole SA 8.125%, 12/23/2025(e) (f)		4,972	5,294,335
Danske Bank A/S 3.244%, 12/20/2025(e)		200	191,664
4.298%, 04/01/2028(e)		4,773	4,588,380
Deutsche Bank AG/New York NY 6.119%, 07/14/2026		4,938	5,030,044
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		1,568	1,559,784
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(f)		760	752,248
HSBC Holdings PLC 4.762%, 03/29/2033		3,659	3,468,073
6.00%, 09/29/2023(e) (f)	EUR	558	588,765
6.375%, 03/30/2025(f)	U.S.$	1,317	1,329,485

	Principal Amount (000)		U.S. $ Value

ING Groep NV 6.50%, 04/16/2025(f)	U.S.$	6,341	$6,231,681
6.75%, 04/16/2024(e) (f)		3,383	3,396,126
JPMorgan Chase & Co. 4.323%, 04/26/2028		9,095	9,121,921
Series I 6.276% (LIBOR 3 Month + 3.47%), 10/30/2022(f) (g)		3,123	3,108,915
Series S 6.75%, 02/01/2024(f)		2,998	3,074,269
Series V 5.597% (LIBOR 3 Month + 3.32%), 10/01/2022(f) (g)		1,561	1,531,856
Mitsubishi UFJ Financial Group, Inc. 5.017%, 07/20/2028		3,927	4,034,050
Morgan Stanley 4.21%, 04/20/2028		3,639	3,636,780
Nationwide Building Society 4.302%, 03/08/2029(e)		2,000	1,935,400
Nordea Bank Abp 6.625%, 03/26/2026(e) (f)		8,725	8,725,000
PNC Financial Services Group, Inc. (The) Series O 4.964% (LIBOR 3 Month + 3.68%), 11/01/2022(f) (g)		1,247	1,236,425
Santander Holdings USA, Inc. 4.40%, 07/13/2027		463	452,592
Societe Generale SA 4.75%, 11/24/2025(e)		8,825	8,761,548
Standard Chartered PLC 4.316% (LIBOR 3 Month + 1.51%), 01/30/2027(e) (f) (g)		7,800	6,267,222
7.75%, 04/02/2023(e) (f)		265	271,813
Swedbank AB Series NC5 5.625%, 09/17/2024(e) (f)		8,800	8,758,816
Truist Financial Corp. Series Q 5.10%, 03/01/2030(f)		14,180	13,705,537
UBS Group AG 4.488%, 05/12/2026(e)		3,712	3,732,861
7.00%, 01/31/2024(e) (f)		3,358	3,419,384
7.00%, 02/19/2025(e) (f)		211	219,814
UniCredit SpA 1.982%, 06/03/2027(e)		250	216,660
2.569%, 09/22/2026(e)		3,984	3,543,489

			181,948,194

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(f)		6,333	6,423,562

	Principal Amount (000)		U.S. $ Value

Finance – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024	U.S.$	373	$357,826
3.00%, 10/29/2028		6,545	5,721,966
3.875%, 01/23/2028		582	536,499
6.50%, 07/15/2025		861	890,472
Aircastle Ltd. 2.85%, 01/26/2028(e)		1,242	1,040,361
4.125%, 05/01/2024		678	663,979
4.25%, 06/15/2026		163	152,812
4.40%, 09/25/2023		1,716	1,698,806
5.00%, 04/01/2023		140	140,209
5.25%, 08/11/2025(e)		5,846	5,712,887
Aviation Capital Group LLC 1.95%, 01/30/2026(e)		1,442	1,264,620
1.95%, 09/20/2026(e)		4,367	3,746,362
3.50%, 11/01/2027(e)		1,437	1,259,286
4.125%, 08/01/2025(e)		1,592	1,513,355
4.375%, 01/30/2024(e)		1,694	1,661,848
4.875%, 10/01/2025(e)		1,315	1,279,193
5.50%, 12/15/2024(e)		4,722	4,686,585
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(e)		400	340,825
Huarong Finance II Co., Ltd. 5.50%, 01/16/2025(e)		7,507	6,842,161
Synchrony Financial 3.95%, 12/01/2027		6,262	5,894,358
4.875%, 06/13/2025		6,724	6,703,895

			52,108,305

Insurance – 1.3%
ACE Capital Trust II 9.70%, 04/01/2030		750	974,520
Assicurazioni Generali SpA 5.50%, 10/27/2047(e)	EUR	6,630	7,118,319
Credit Agricole Assurances SA 4.75%, 09/27/2048(e)		3,200	3,375,119
Fairfax Financial Holdings Ltd. 8.30%, 04/15/2026	U.S.$	5,000	5,627,100
Hartford Financial Services Group, Inc. (The) Series ICON 3.536% (LIBOR 3 Month + 2.13%), 02/12/2047(e) (g)		3,275	2,600,710
MetLife Capital Trust IV 7.875%, 12/15/2037(e)		4,117	4,487,654
Prudential Financial, Inc. 5.20%, 03/15/2044		4,029	3,894,673
5.625%, 06/15/2043		2,868	2,858,220
Voya Financial, Inc. 5.65%, 05/15/2053		12,065	11,607,616

			42,543,931

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	U.S.$	710	$692,179

REITs – 0.6%
Brixmor Operating Partnership LP 4.05%, 07/01/2030		2,215	2,046,505
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025		886	879,665
5.375%, 04/15/2026		283	281,098
Office Properties Income Trust 3.45%, 10/15/2031		2,398	1,709,199
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025		336	335,341
Realty Income Corp. 3.40%, 01/15/2028		2,588	2,514,113
Spirit Realty LP 2.10%, 03/15/2028		3,911	3,352,235
3.40%, 01/15/2030		1,800	1,597,590
STORE Capital Corp. 4.625%, 03/15/2029		1,143	1,140,531
Trust Fibra Uno 4.869%, 01/15/2030(e)		4,814	4,121,988
VICI Properties LP/VICI Note Co., Inc. 4.625%, 06/15/2025(e)		628	612,488

			18,590,753

			302,306,924

Industrial – 5.5%
Basic – 0.6%
Anglo American Capital PLC 5.625%, 04/01/2030(e)		3,960	4,059,742
ArcelorMittal SA 7.00%, 10/15/2039		1,180	1,213,418
Arconic Corp. 6.00%, 05/15/2025(e)		765	772,183
Celanese US Holdings LLC 5.90%, 07/05/2024		1,124	1,132,452
6.05%, 03/15/2025		1,124	1,133,824
CF Industries, Inc. 4.95%, 06/01/2043		75	68,524
Freeport Indonesia PT 4.763%, 04/14/2027(e)		964	936,285
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(e)		1,445	1,455,657
MEGlobal Canada ULC 5.00%, 05/18/2025(e)		1,988	2,008,874
Nexa Resources SA 5.375%, 05/04/2027(e)		5,600	5,310,550
Suzano Austria GmbH 3.75%, 01/15/2031		1,304	1,132,850
5.00%, 01/15/2030		2,100	2,007,075

	Principal Amount (000)		U.S. $ Value

Series DM3N 3.125%, 01/15/2032	U.S.$	427	$345,710

			21,577,144

Capital Goods – 0.3%
General Electric Co. Series D 5.159% (LIBOR 3 Month + 3.33%), 09/15/2022(f) (g)		1,203	1,129,557
Parker-Hannifin Corp. 4.50%, 09/15/2029		6,542	6,692,924
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/2028		2,060	2,047,578

			9,870,059

Communications - Media – 0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(e)		2,691	2,514,148
Magallanes, Inc. 4.279%, 03/15/2032(e)		4,364	4,071,568
Prosus NV 3.68%, 01/21/2030(e)		5,224	4,413,627
Weibo Corp. 3.50%, 07/05/2024		4,574	4,430,491

			15,429,834

Communications - Telecommunications – 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(e)		1,368	1,373,450
5.152%, 03/20/2028(e)		1,990	2,016,228
T-Mobile USA, Inc. 2.625%, 02/15/2029		3,434	3,072,125
3.375%, 04/15/2029		4,428	4,136,992

			10,598,795

Consumer Cyclical - Automotive – 0.1%
General Motors Co. 6.80%, 10/01/2027		1,832	1,982,407
General Motors Financial Co., Inc. 5.25%, 03/01/2026		146	149,082
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(e)		655	598,637

			2,730,126

Consumer Cyclical - Other – 0.1%
Lennar Corp. 4.75%, 11/29/2027		75	75,755
PulteGroup, Inc. 6.375%, 05/15/2033		2,868	3,061,791

			3,137,546

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(e)	U.S.$	985	$846,292
6.125%, 03/15/2032(e)		1,510	1,276,418

			2,122,710

Consumer Non-Cyclical – 0.6%
Altria Group, Inc. 4.80%, 02/14/2029		3,205	3,198,462
BAT Capital Corp. 4.906%, 04/02/2030		7,540	7,178,004
BAT International Finance PLC 4.448%, 03/16/2028		7,944	7,631,483
Charles River Laboratories International, Inc. 4.00%, 03/15/2031(e)		725	667,863

			18,675,812

Energy – 1.3%
Cenovus Energy, Inc. 4.40%, 04/15/2029		2,000	1,984,740
Continental Resources, Inc./OK 5.75%, 01/15/2031(e)		2,501	2,460,809
Ecopetrol SA 4.625%, 11/02/2031		1,135	927,863
5.875%, 09/18/2023		281	283,093
5.875%, 11/02/2051		1,495	1,087,613
6.875%, 04/29/2030		4,658	4,426,497
Energy Transfer LP 4.40%, 03/15/2027		8,139	8,064,447
Hess Corp. 7.30%, 08/15/2031		8,898	10,237,772
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(e)		1,047	956,554
Oleoducto Central SA 4.00%, 07/14/2027(e)		1,169	990,581
ONEOK, Inc. 4.35%, 03/15/2029		3,952	3,823,007
6.35%, 01/15/2031		1,880	2,016,563
Raizen Fuels Finance SA 5.30%, 01/20/2027(e)		2,218	2,156,728
Western Midstream Operating LP 3.95%, 06/01/2025		207	204,924
4.65%, 07/01/2026		1,558	1,544,804
4.75%, 08/15/2028		490	479,705
5.30%, 02/01/2030		1,171	1,088,772

			42,734,472

Services – 0.1%
Expedia Group, Inc. 3.25%, 02/15/2030		2,340	2,019,233
RELX Capital, Inc. 4.75%, 05/20/2032		1,093	1,143,289

			3,162,522

	Principal Amount (000)		U.S. $ Value

Technology – 1.0%
Baidu, Inc. 3.075%, 04/07/2025	U.S.$	797	$775,792
3.425%, 04/07/2030		225	208,352
Broadcom, Inc. 3.187%, 11/15/2036(e)		8,786	7,033,896
4.00%, 04/15/2029(e)		845	810,820
4.15%, 04/15/2032(e)		4,079	3,844,824
4.75%, 04/15/2029		342	345,222
Entegris Escrow Corp. 4.75%, 04/15/2029(e)		7,688	7,414,538
HP, Inc. 4.75%, 01/15/2028		6,879	6,974,824
NXP BV/NXP Funding LLC 5.35%, 03/01/2026		3,499	3,613,811
5.55%, 12/01/2028		1,130	1,175,200

			32,197,279

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(e)		1,640	1,602,952
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(e)		8,739	8,828,093

			10,431,045

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(e)		363	325,751
5.875%, 07/05/2034(e)		1,604	1,563,789

			1,889,540

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(e)		4,585	4,203,299

			178,760,183

Utility – 0.9%
Electric – 0.9%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(e)		3,064	2,911,374
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(e)		2,474	2,024,505
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(e)		3,169	2,154,524
Colbun SA 3.15%, 03/06/2030(e)		209	179,197
ComEd Financing III 6.35%, 03/15/2033		3,462	3,460,823
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(e)		309	259,917

	Principal Amount (000)		U.S. $ Value

Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(e)	U.S.$	3,775	$2,984,137
4.375%, 02/15/2031(e)		5,315	4,017,143
Engie Energia Chile SA 3.40%, 01/28/2030(e)		6,432	5,274,240
Kallpa Generacion SA 4.125%, 08/16/2027(e)		2,562	2,350,315
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(e)		3,042	2,865,974

			28,482,149

Total Corporates - Investment Grade (cost $541,505,704)			509,549,256

CORPORATES - NON-INVESTMENT GRADE – 10.7%
Industrial – 8.5%
Basic – 0.4%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(e)		277	232,406
7.50%, 09/30/2029(e)		280	218,955
ERP Iron Ore, LLC 9.034%, 12/31/2019(h) (i) (j) (k) (l)		118	74,078
FMG Resources (August 2006) Pty Ltd. 6.125%, 04/15/2032(e)		3,761	3,575,808
Glatfelter Corp. 4.75%, 11/15/2029(e)		187	127,414
Graham Packaging Co., Inc. 7.125%, 08/15/2028(e)		454	384,465
Graphic Packaging International LLC 4.75%, 07/15/2027(e)		32	31,317
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(e)		2,965	2,335,738
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(e)	EUR	107	93,748
Kleopatra Finco Sarl 4.25%, 03/01/2026(c) (e)		2,779	2,422,046
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(h) (i) (j) (k) (m)	U.S.$	1,407	0
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(e)		193	197,076
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(e)		1,782	1,493,619
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(e)		4,043	2,950,016

			14,136,686

Capital Goods – 0.6%
ARD Finance SA 6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(e) (l)		3,692	2,796,818

	Principal Amount (000)		U.S. $ Value

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027(e)	U.S.$	615	$632,601
Bombardier, Inc. 7.50%, 03/15/2025(e)		1,178	1,155,441
7.875%, 04/15/2027(e)		1,946	1,798,338
Eco Material Technologies, Inc. 7.875%, 01/31/2027(e)		2,807	2,493,037
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(e)		2,578	1,955,671
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(e)		1,047	1,023,610
Madison IAQ LLC 5.875%, 06/30/2029(e)		1,960	1,524,939
SPX FLOW, Inc. 8.75%, 04/01/2030(c) (e)		2,111	1,757,830
TK Elevator Holdco GmbH 7.625%, 07/15/2028(e)		1,008	911,786
TransDigm, Inc. 6.25%, 03/15/2026(e)		33	33,136
Triumph Group, Inc. 6.25%, 09/15/2024(e)		1,309	1,254,415
7.75%, 08/15/2025		362	310,618
8.875%, 06/01/2024(e)		1,479	1,542,774
Trivium Packaging Finance BV 3.75%, 08/15/2026(e)	EUR	100	95,020

			19,286,034

Communications - Media – 1.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(e)	U.S.$	5,620	5,115,156
Altice Financing SA 5.75%, 08/15/2029(e)		5,670	4,960,400
AMC Networks, Inc. 4.25%, 02/15/2029		3,809	3,381,668
Arches Buyer, Inc. 6.125%, 12/01/2028(e)		879	730,519
Banijay Entertainment SASU 3.50%, 03/01/2025(e)	EUR	600	585,095
5.375%, 03/01/2025(e)	U.S.$	455	433,747
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(e)		688	612,182
4.50%, 06/01/2033(e)		6,459	5,436,411
4.75%, 02/01/2032(e)		519	458,199
CSC Holdings LLC 5.00%, 11/15/2031(e)		1,045	786,425
5.75%, 01/15/2030(e)		230	185,617
DISH DBS Corp. 5.125%, 06/01/2029		635	415,849
5.25%, 12/01/2026(e)		289	247,618
7.75%, 07/01/2026		302	249,401

	Principal Amount (000)			U.S. $ Value

iHeartCommunications, Inc. 6.375%, 05/01/2026	U.S.$	0	**	$340
8.375%, 05/01/2027		147		131,871
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(e)		3,282		2,951,568
National CineMedia LLC 5.875%, 04/15/2028(e)		2,267		1,638,565
Sinclair Television Group, Inc. 5.50%, 03/01/2030(e)		2,251		1,805,437
Univision Communications, Inc. 7.375%, 06/30/2030(e)		576		582,342

				30,708,410

Communications - Telecommunications – 0.2%
Frontier Communications Holdings LLC 6.75%, 05/01/2029(e)		1,042		927,401
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(h) (i) (j)		4,941		0
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(e)	EUR	4,070		3,603,252
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(e)	U.S.$	1,329		1,214,055
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(e)		1,430		1,108,250

				6,852,958

Consumer Cyclical - Automotive – 0.5%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(e)	EUR	360		341,034
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(e)	U.S.$	2,682		2,412,674
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(h) (i) (j) (m)		2,273		0
(First Lien) 11.00%, 10/31/2024(h) (i) (j) (m)		933		0
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(e) (l)	EUR	560		522,806
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(e) (l)		623		520,743
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(e)	U.S.$	2,707		2,092,863
7.75%, 10/15/2025(e)		1,661		1,581,338
Mclaren Finance PLC 7.50%, 08/01/2026(e)		6,471		5,611,392
PM General Purchaser LLC 9.50%, 10/01/2028(e)		1,509		1,312,694
Tenneco, Inc. 5.00%, 07/15/2026		680		667,502

				15,063,046

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.9%
Carnival Corp. 4.00%, 08/01/2028(e)	U.S.$	1,841	$1,604,652
5.75%, 03/01/2027(e)		4,559	3,613,235
9.875%, 08/01/2027(e)		1,508	1,558,639
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(e)		8,053	8,111,304
Lindblad Expeditions LLC 6.75%, 02/15/2027(e)		779	715,519
NCL Corp., Ltd. 5.875%, 03/15/2026(e)		694	568,664
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(e)		433	334,068
5.50%, 08/31/2026(e)		82	65,676
5.50%, 04/01/2028(e)		1,617	1,217,649
10.875%, 06/01/2023(e)		96	98,189
11.50%, 06/01/2025(e)		2,358	2,519,358
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025 (e)		4,017	4,171,534
Viking Cruises Ltd. 5.875%, 09/15/2027(e)		1,057	861,191
13.00%, 05/15/2025(e)		888	940,019
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(e)		1,376	1,189,236
VOC Escrow Ltd. 5.00%, 02/15/2028(e)		75	66,733

			27,635,666

Consumer Cyclical - Other – 0.5%
Adams Homes, Inc. 7.50%, 02/15/2025(e)		2,232	1,959,942
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(e)		1,846	1,660,348
Caesars Entertainment, Inc. 4.625%, 10/15/2029(e)		213	180,490
Empire Communities Corp. 7.00%, 12/15/2025(e)		1,386	1,209,631
Installed Building Products, Inc. 5.75%, 02/01/2028(e)		846	773,912
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(e)		810	813,102
NAC Aviation 29 DAC 4.75%, 06/30/2026(i)		6,087	4,808,662
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.875%, 09/01/2031(e)		2,392	1,875,639

	Principal Amount (000)		U.S. $ Value

Travel + Leisure Co. 6.625%, 07/31/2026(e)	U.S.$	2,404	$2,443,041

			15,724,767

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(e)		1,546	1,455,002

Consumer Cyclical - Retailers – 0.7%
Arko Corp. 5.125%, 11/15/2029(e)		845	710,214
Bath & Body Works, Inc. 6.75%, 07/01/2036		704	634,339
6.875%, 11/01/2035		2,210	2,029,907
7.50%, 06/15/2029		236	234,355
9.375%, 07/01/2025(e)		185	195,066
Dufry One BV 2.50%, 10/15/2024(e)	EUR	1,810	1,799,907
FirstCash, Inc. 5.625%, 01/01/2030(e)	U.S.$	3,218	3,023,665
Foundation Building Materials, Inc. 6.00%, 03/01/2029(e)		1,143	877,092
Gap, Inc. (The) 3.625%, 10/01/2029(e)		873	639,682
Kontoor Brands, Inc. 4.125%, 11/15/2029(e)		2,225	1,886,666
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(e)		576	479,480
7.875%, 05/01/2029(e)		4,529	3,124,965
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(e)		1,480	1,426,735
Rite Aid Corp. 7.50%, 07/01/2025(e)		1,748	1,523,190
SRS Distribution, Inc. 6.125%, 07/01/2029(e)		548	492,361
Staples, Inc. 7.50%, 04/15/2026(e)		2,956	2,616,326
10.75%, 04/15/2027(e)		1,108	827,344
TPro Acquisition Corp. 11.00%, 10/15/2024(e)		716	714,776

			23,236,070

Consumer Non-Cyclical – 0.7%
AdaptHealth LLC 6.125%, 08/01/2028(e)		1,265	1,209,024
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(e)		2,079	1,155,779
Cidron Aida Finco Sarl 5.00%, 04/01/2028(e)	EUR	496	447,701
Darling Ingredients, Inc. 6.00%, 06/15/2030(e)	U.S.$	1,371	1,424,167
Garden Spinco Corp. 8.625%, 07/20/2030(e)		1,594	1,673,302

	Principal Amount (000)		U.S. $ Value

Legacy LifePoint Health LLC 4.375%, 02/15/2027(e)	U.S.$	695	$622,824
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029(e)		163	99,597
Mozart Debt Merger Sub, Inc. 5.25%, 10/01/2029(e)		1,374	1,241,395
Option Care Health, Inc. 4.375%, 10/31/2029(e)		2,412	2,207,559
Post Holdings, Inc. 5.50%, 12/15/2029(e)		1,125	1,062,889
Radiology Partners, Inc. 9.25%, 02/01/2028(e)		3,294	2,420,464
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(e)		3,840	3,610,214
Triton Water Holdings, Inc. 6.25%, 04/01/2029(e)		1,264	956,140
US Acute Care Solutions LLC 6.375%, 03/01/2026(e)		1,383	1,285,761
US Foods, Inc. 4.75%, 02/15/2029(e)		3,990	3,745,054

			23,161,870

Energy – 1.4%
Athabasca Oil Corp. 9.75%, 11/01/2026(e)		2,390	2,433,617
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(e)		2,125	2,118,753
Callon Petroleum Co. 8.00%, 08/01/2028(e)		3,229	3,264,454
CB Offshore Group Investments 7.125%, 04/01/2023(h) (i) (j)		3,068	0
Citgo Holding, Inc. 9.25%, 08/01/2024(e)		737	733,212
CITGO Petroleum Corp. 7.00%, 06/15/2025(e)		2,880	2,837,290
Crescent Energy Finance LLC 7.25%, 05/01/2026(e)		1,339	1,247,493
Diamond Foreign Asset Co./Diamond Finance LLC 13.00% (9.00% Cash or 13.00% PIK), 04/22/2027(e) (l)		87	86,541
13.00% (9.00% Cash or 13.00% PIK), 04/22/2027(l)		76	73,825
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(e)		992	971,694
EnLink Midstream LLC 5.625%, 01/15/2028(e)		16	15,560
EnLink Midstream Partners LP 4.40%, 04/01/2024		235	235,233

	Principal Amount (000)		U.S. $ Value

Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026	U.S.$	1,149	$1,068,271
6.50%, 10/01/2025		179	173,465
7.75%, 02/01/2028		4,346	3,991,062
8.00%, 01/15/2027		1,224	1,198,981
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		1,924	1,752,014
Gulfport Energy Corp. 6.00%, 10/15/2024(h)		438	44
6.375%, 05/15/2025(h)		1,351	135
6.375%, 01/15/2026(h)		1,194	119
6.625%, 05/01/2023(h)		236	24
8.00%, 05/17/2026(e)		1,055	1,058,784
Harbour Energy PLC 5.50%, 10/15/2026(e)		1,091	987,355
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(e)		1,684	1,611,453
ITT Holdings LLC 6.50%, 08/01/2029(e)		2,866	2,466,279
Nabors Industries Ltd. 7.25%, 01/15/2026(e)		925	841,130
7.50%, 01/15/2028(e)		1,372	1,191,651
New Fortress Energy, Inc. 6.75%, 09/15/2025(e)		1,881	1,836,759
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(e)		5,165	4,715,335
Occidental Petroleum Corp. 5.875%, 09/01/2025		38	39,137
8.00%, 07/15/2025		755	831,006
8.875%, 07/15/2030		891	1,069,494
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(e)		1,560	1,476,992
Sunnova Energy Corp. 5.875%, 09/01/2026(e)		1,066	1,001,816
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(e)		135	130,968
Transocean, Inc. 7.50%, 01/15/2026(e)		1,061	724,483
8.00%, 02/01/2027(e)		2,513	1,674,412

			43,858,841

Other Industrial – 0.0%
Avient Corp. 7.125%, 08/01/2030(e)		748	772,295

Services – 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(e)		1,258	977,667
9.75%, 07/15/2027(e)		1,513	1,385,469

	Principal Amount (000)		U.S. $ Value

ANGI Group LLC 3.875%, 08/15/2028(e)	U.S.$	458	$374,104
APX Group, Inc. 5.75%, 07/15/2029(e)		4,317	3,627,834
6.75%, 02/15/2027(e)		3,506	3,477,566
Cars.com, Inc. 6.375%, 11/01/2028(e)		2,427	2,091,928
Garda World Security Corp. 9.50%, 11/01/2027(e)		3,358	3,222,773
ION Trading Technologies SARL 5.75%, 05/15/2028(e)		284	230,367
Millennium Escrow Corp. 6.625%, 08/01/2026(e)		3,319	2,615,107
Monitronics International, Inc. 0.00%, 04/01/2020(h) (i) (j)		1,835	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(e)		198	184,273
5.75%, 11/01/2028(c) (e)		4,123	3,509,869
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(e)		473	433,197
Verscend Escrow Corp. 9.75%, 08/15/2026(e)		4,000	4,026,000

			26,156,154

Technology – 0.5%
Avaya, Inc. 6.125%, 09/15/2028(e)		2,360	1,115,926
Cablevision Lightpath LLC 5.625%, 09/15/2028(e)		1,847	1,487,426
CommScope, Inc. 4.75%, 09/01/2029(e)		2,381	2,068,708
8.25%, 03/01/2027(e)		1,061	922,932
Entegris Escrow Corp. 5.95%, 06/15/2030(e)		2,001	1,983,391
NCR Corp. 5.125%, 04/15/2029(e)		1,017	977,429
6.125%, 09/01/2029(e)		366	357,132
Presidio Holdings, Inc. 4.875%, 02/01/2027(e)		165	158,390
8.25%, 02/01/2028(e)		1,836	1,725,656
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(e)		6,350	5,381,117
Virtusa Corp. 7.125%, 12/15/2028(e)		947	752,742

			16,930,849

Transportation - Services – 0.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(e)		842	741,827

	Principal Amount (000)		U.S. $ Value

BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(e)	EUR	264	$225,635
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(e)		2,585	1,967,787
EC Finance PLC 3.00%, 10/15/2026(e)		869	816,913
Loxam SAS 4.50%, 02/15/2027(e)		2,338	2,218,675
PROG Holdings, Inc. 6.00%, 11/15/2029(e)	U.S.$	3,304	2,742,684

			8,713,521

			273,692,169

Financial Institutions – 1.9%
Banking – 0.9%
Ally Financial, Inc. Series B 4.70%, 05/15/2026(f)		3,727	3,135,376
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(f)		1,800	1,728,828
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(e)		3,513	3,235,578
7.00%, 01/15/2026(e)		824	775,656
CaixaBank SA 5.875%, 10/09/2027(e) (f)	EUR	2,400	2,315,654
Credit Suisse Group AG 6.25%, 12/18/2024(e) (f)	U.S.$	640	615,776
6.375%, 08/21/2026(e) (f)		3,961	3,342,648
7.50%, 07/17/2023(e) (f)		4,684	4,363,568
7.50%, 12/11/2023(e) (f)		2,150	2,122,480
9.75%, 06/23/2027(e) (f)		3,349	3,537,448
Discover Financial Services Series D 6.125%, 06/23/2025(f)		2,197	2,268,380
Intesa Sanpaolo SpA 5.017%, 06/26/2024(e)		999	964,485
Societe Generale SA 8.00%, 09/29/2025(e) (f)		2,015	2,079,339

			30,485,216

Brokerage – 0.2%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(e)		4,330	4,383,779
NFP Corp. 6.875%, 08/15/2028(e)		2,285	2,003,945

			6,387,724

Finance – 0.3%
Aircastle Ltd. 5.25%, 06/15/2026(e) (f)		1,325	1,051,507

	Principal Amount (000)		U.S. $ Value

Castlelake Aviation Finance DAC 5.00%, 04/15/2027(e)	U.S.$	1,799	$1,509,559
Curo Group Holdings Corp. 7.50%, 08/01/2028(e)		3,057	2,087,166
Enova International, Inc. 8.50%, 09/01/2024(e)		3,418	3,247,715
Lincoln Financing SARL 3.625%, 04/01/2024(e)	EUR	759	761,920

			8,657,867

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(e)	U.S.$	4,241	4,072,505
10.125%, 08/01/2026(e)		831	842,144
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(e) (l)		1,789	1,780,359
AssuredPartners, Inc. 5.625%, 01/15/2029(e)		3,179	2,828,356

			9,523,364

Other Finance – 0.1%
Altice France Holding SA 10.50%, 05/15/2027(e)		3,024	2,846,310
Intrum AB 3.00%, 09/15/2027(c) (e)	EUR	1,490	1,225,212
3.50%, 07/15/2026(e)		1,040	913,579

			4,985,101

REITs – 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(e)	U.S.$	320	281,200
Diversified Healthcare Trust 9.75%, 06/15/2025		695	693,110
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(e)		1,270	1,169,708

			2,144,018

			62,183,290

Utility – 0.3%
Electric – 0.2%
Vistra Corp. 7.00%, 12/15/2026(e) (f)		3,399	3,108,317
8.00%, 10/15/2026(e) (f)		4,113	3,983,646

			7,091,963

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(e)	U.S.$	1,318	$1,278,882

			8,370,845

Total Corporates - Non-Investment Grade (cost $391,276,729)			344,246,304

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.4%
Risk Share Floating Rate – 4.8%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 4.109% (LIBOR 1 Month + 1.85%), 10/25/2028(e) (g)		558	556,583
Series 2019-1A, Class M2 4.959% (LIBOR 1 Month + 2.70%), 03/25/2029(e) (g)		1,340	1,319,979
Series 2019-2A, Class M1C 4.259% (LIBOR 1 Month + 2.00%), 04/25/2029(e) (g)		9,029	8,923,510
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 5.014% (SOFR + 3.50%), 03/25/2042(e) (g)		2,657	2,637,304
Eagle Re Ltd. Series 2018-1, Class M1 3.959% (LIBOR 1 Month + 1.70%), 11/25/2028(e) (g)		513	509,300
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 6.509% (LIBOR 1 Month + 4.25%), 11/25/2023(g)		1,452	1,491,651
Series 2014-DN3, Class M3 6.259% (LIBOR 1 Month + 4.00%), 08/25/2024(g)		764	776,473
Series 2014-HQ2, Class M3 6.009% (LIBOR 1 Month + 3.75%), 09/25/2024(g)		431	439,649
Series 2015-DN1, Class B 13.759% (LIBOR 1 Month + 11.50%), 01/25/2025(g)		1,621	1,647,923
Series 2015-DNA2, Class B 9.809% (LIBOR 1 Month + 7.55%), 12/25/2027(g)		1,482	1,462,230
Series 2015-DNA3, Class B 11.609% (LIBOR 1 Month + 9.35%), 04/25/2028(g)		2,462	2,542,461
Series 2015-HQA1, Class B 11.059% (LIBOR 1 Month + 8.80%), 03/25/2028(g)		1,570	1,587,239
Series 2016-DNA1, Class B 12.259% (LIBOR 1 Month + 10.00%), 07/25/2028(g)		2,219	2,326,821

	Principal Amount (000)		U.S. $ Value

Series 2017-DNA1, Class M2 5.509% (LIBOR 1 Month + 3.25%), 07/25/2029(g)	U.S.$	1,657	$1,681,959
Series 2017-DNA2, Class B1 7.409% (LIBOR 1 Month + 5.15%), 10/25/2029(g)		5,178	5,476,693
Series 2017-DNA3, Class B1 6.709% (LIBOR 1 Month + 4.45%), 03/25/2030(g)		4,550	4,645,058
Series 2017-HQA3, Class B1 6.709% (LIBOR 1 Month + 4.45%), 04/25/2030(g)		9,090	9,304,554
Series 2018-DNA2, Class B1 5.959% (LIBOR 1 Month + 3.70%), 12/25/2030(e) (g)		7,000	6,982,478
Series 2018-HQA1, Class B1 6.609% (LIBOR 1 Month + 4.35%), 09/25/2030(g)		4,520	4,594,099
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 6.659% (LIBOR 1 Month + 4.40%), 01/25/2024(g)		1,911	1,961,754
Series 2014-C04, Class 1M2 7.159% (LIBOR 1 Month + 4.90%), 11/25/2024(g)		2,502	2,589,694
Series 2014-C04, Class 2M2 7.259% (LIBOR 1 Month + 5.00%), 11/25/2024(g)		117	117,770
Series 2015-C03, Class 1M2 7.259% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		950	959,784
Series 2015-C04, Class 2M2 7.809% (LIBOR 1 Month + 5.55%), 04/25/2028(g)		1,326	1,386,988
Series 2016-C01, Class 1M2 9.009% (LIBOR 1 Month + 6.75%), 08/25/2028(g)		1,197	1,258,016
Series 2016-C01, Class 2M2 9.209% (LIBOR 1 Month + 6.95%), 08/25/2028(g)		541	568,541
Series 2016-C02, Class 1M2 8.259% (LIBOR 1 Month + 6.00%), 09/25/2028(g)		2,589	2,698,880
Series 2016-C05, Class 2B 13.009% (LIBOR 1 Month + 10.75%), 01/25/2029(g)		2,740	2,950,032
Series 2016-C07, Class 2B 11.759% (LIBOR 1 Month + 9.50%), 05/25/2029(g)		1,187	1,239,669
Series 2017-C01, Class 1B1 8.009% (LIBOR 1 Month + 5.75%), 07/25/2029(g)		11,579	12,649,893

	Principal Amount (000)		U.S. $ Value

Series 2017-C02, Class 2B1 7.759% (LIBOR 1 Month + 5.50%), 09/25/2029(g)	U.S.$	4,031	$4,359,920
Series 2017-C03, Class 1B1 7.109% (LIBOR 1 Month + 4.85%), 10/25/2029(g)		7,080	7,453,921
Series 2017-C05, Class 1B1 5.859% (LIBOR 1 Month + 3.60%), 01/25/2030(g)		7,280	7,283,632
Series 2017-C07, Class 2B1 6.709% (LIBOR 1 Month + 4.45%), 05/25/2030(g)		4,276	4,360,858
Series 2018-C01, Class 1B1 5.809% (LIBOR 1 Month + 3.55%), 07/25/2030(g)		8,575	8,714,699
Series 2018-C03, Class 1B1 6.009% (LIBOR 1 Month + 3.75%), 10/25/2030(g)		7,250	7,283,767
Home Re Ltd. Series 2019-1, Class B1 6.609% (LIBOR 1 Month + 4.35%), 05/25/2029(g) (m)		2,000	1,961,200
Series 2020-1, Class M2 7.509% (LIBOR 1 Month + 5.25%), 10/25/2030(e) (g)		4,734	4,774,467
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 6.509% (LIBOR 1 Month + 4.25%), 11/25/2024(g) (m)		373	355,541
Series 2015-CH1, Class M2 7.759% (LIBOR 1 Month + 5.50%), 10/25/2025(g) (m)		675	656,972
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 5.159% (LIBOR 1 Month + 2.90%), 11/26/2029(e) (g)		217	216,897
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 5.05% (LIBOR 1 Month + 2.75%), 05/27/2023(e) (g)		1,442	1,410,628
Series 2019-3R, Class A 5.00% (LIBOR 1 Month + 2.70%), 10/27/2022(e) (g)		410	407,416
Series 2020-1R, Class A 4.65% (LIBOR 1 Month + 2.35%), 02/27/2023(g) (m)		2,016	1,988,167
Radnor Re Ltd. Series 2019-1, Class M1B 4.209% (LIBOR 1 Month + 1.95%), 02/25/2029(e) (g)		2,673	2,626,084
Series 2019-1, Class M2 5.459% (LIBOR 1 Month + 3.20%), 02/25/2029(e) (g)		6,106	5,825,307

	Principal Amount (000)		U.S. $ Value

Traingle Re Ltd. Series 2021-3, Class M1A 3.414% (SOFR + 1.90%), 02/25/2034(e) (g)	U.S.$	8,174	$8,078,134
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.509% (LIBOR 1 Month + 5.25%), 11/25/2025(g) (m)		245	223,352

			155,267,947

Agency Floating Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 3119, Class PI 5.201% (7.20% - LIBOR 1 Month), 02/15/2036(g) (n)		964	185,656
Series 3856, Class KS 4.551% (6.55% - LIBOR 1 Month), 05/15/2041(g) (n)		5,555	828,679
Series 4248, Class SL 4.051% (6.05% - LIBOR 1 Month), 05/15/2041(g) (n)		537	60,839
Series 4372, Class JS 4.101% (6.10% - LIBOR 1 Month), 08/15/2044(g) (n)		2,882	397,592
Series 4570, Class ST 4.001% (6.00% - LIBOR 1 Month), 04/15/2046(g) (n)		1,323	195,647
Series 4735, Class SA 4.201% (6.20% - LIBOR 1 Month), 12/15/2047(g) (n)		6,580	1,002,352
Series 4763, Class SB 5.001% (7.00% - LIBOR 1 Month), 03/15/2048(g) (n)		9,153	1,698,157
Series 4774, Class BS 4.201% (6.20% - LIBOR 1 Month), 02/15/2048(g) (n)		4,455	688,318
Series 4774, Class SL 4.201% (6.20% - LIBOR 1 Month), 04/15/2048(g) (n)		6,055	931,513
Series 4927, Class SJ 3.791% (6.05% - LIBOR 1 Month), 11/25/2049(g) (n)		2,478	455,102
Federal National Mortgage Association REMICs Series 2013-4, Class ST 3.891% (6.15% - LIBOR 1 Month), 02/25/2043(g) (n)		1,989	301,089
Series 2014-88, Class BS 3.891% (6.15% - LIBOR 1 Month), 01/25/2045(g) (n)		1,491	221,357
Series 2015-90, Class SA 3.891% (6.15% - LIBOR 1 Month), 12/25/2045(g) (n)		14,137	2,560,297

	Principal Amount (000)		U.S. $ Value

Series 2016-69, Class DS 3.841% (6.10% - LIBOR 1 Month), 10/25/2046(g) (n)	U.S.$	21,509	$2,197,816
Series 2017-49, Class SP 3.891% (6.15% - LIBOR 1 Month), 07/25/2047(g) (n)		1,898	285,212
Series 2018-32, Class SB 3.941% (6.20% - LIBOR 1 Month), 05/25/2048(g) (n)		3,614	550,627
Series 2018-45, Class SL 3.941% (6.20% - LIBOR 1 Month), 06/25/2048(g) (n)		2,600	408,064
Series 2018-57, Class SL 3.941% (6.20% - LIBOR 1 Month), 08/25/2048(g) (n)		7,454	1,298,335
Series 2018-58, Class SA 3.941% (6.20% - LIBOR 1 Month), 08/25/2048(g) (n)		3,270	553,361
Series 2018-59, Class HS 3.941% (6.20% - LIBOR 1 Month), 08/25/2048(g) (n)		8,163	1,415,551
Series 2019-25, Class SA 3.791% (6.05% - LIBOR 1 Month), 06/25/2049(g) (n)		3,338	484,972
Series 2019-60, Class SJ 3.791% (6.05% - LIBOR 1 Month), 10/25/2049(g) (n)		2,958	466,336

			17,186,872

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		883	561,065
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		461	262,552
Series 2007-HY4, Class 1A1 2.956%, 09/25/2047		162	147,924
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.219%, 03/25/2037		85	75,736
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		322	155,844
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.788%, 12/28/2037		559	528,061

			1,731,182

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 2.509% (LIBOR 1 Month + 0.25%), 04/25/2037(g)		328	90,993

	Principal Amount (000)		U.S. $ Value

Lehman XS Trust Series 2007-10H, Class 2AIO 5.287% (7.00% - LIBOR 1 Month), 07/25/2037(g) (n)	U.S.$	209	$26,594

			117,587

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICs Series 2013-87, Class KI 3.00%, 12/25/2037(o)		315	1,663
Series 2016-26, Class IO 5.00%, 05/25/2046(o)		388	64,264

			65,927

Total Collateralized Mortgage Obligations (cost $174,964,387)			174,369,515

COLLATERALIZED LOAN OBLIGATIONS – 5.0%
CLO - Floating Rate – 5.0%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 4.74% (LIBOR 3 Month + 2.00%), 04/17/2033(e) (g)		9,437	8,763,499
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 5.86% (LIBOR 3 Month + 3.15%), 01/20/2032(e) (g)		1,935	1,776,049
Series 2021-1A, Class D 5.76% (LIBOR 3 Month + 3.05%), 07/20/2034(e) (g)		2,750	2,473,257
Series 2022-1A, Class D 5.04% (SOFR + 4.00%), 04/20/2034(e) (g)		7,850	7,214,734
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 5.612% (LIBOR 3 Month + 3.10%), 04/15/2034(e) (g)		2,750	2,513,555
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 4.516% (LIBOR 3 Month + 1.75%), 04/26/2031(e) (g)		5,300	4,968,941
BlueMountain Fuji US CLO II Ltd. Series 2017-2A, Class D 8.86% (LIBOR 3 Month + 6.15%), 10/20/2030(e) (g)		3,300	2,726,859
CBAM Ltd. Series 2018-7A, Class B1 4.31% (LIBOR 3 Month + 1.60%), 07/20/2031(e) (g)		1,996	1,892,483
CIFC Funding Ltd. Series 2020-4A, Class D 5.912% (LIBOR 3 Month + 3.40%), 01/15/2034(e) (g)		300	286,100

	Principal Amount (000)		U.S. $ Value

Crown Point CLO 11 Ltd. Series 2021-11A, Class D 6.34% (LIBOR 3 Month + 3.60%), 01/17/2034(e) (g)	U.S.$	2,000	$1,878,162
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 9.04% (LIBOR 3 Month + 6.30%), 07/18/2030(e) (g)		605	531,204
Dryden 78 CLO Ltd. Series 2020-78A, Class C 4.69% (LIBOR 3 Month + 1.95%), 04/17/2033(e) (g)		1,480	1,383,078
Series 2020-78A, Class D 5.74% (LIBOR 3 Month + 3.00%), 04/17/2033(e) (g)		6,824	6,298,829
Dryden 98 CLO Ltd. Series 2022-98A, Class D 4.004% (SOFR + 3.10%), 04/20/2035(e) (g)		4,850	4,452,865
Elevation CLO Ltd. Series 2020-11A, Class D1 6.362% (LIBOR 3 Month + 3.85%), 04/15/2033(e) (g)		4,490	4,172,391
Elmwood CLO VII Ltd. Series 2020-4A, Class D 6.34% (LIBOR 3 Month + 3.60%), 01/17/2034(e) (g)		4,200	4,058,863
Elmwood CLO VIII Ltd. Series 2021-1A, Class D1 5.71% (LIBOR 3 Month + 3.00%), 01/20/2034(e) (g)		1,000	929,920
Elmwood CLO XII Ltd. Series 2021-5A, Class D 5.76% (LIBOR 3 Month + 3.05%), 01/20/2035(e) (g)		4,850	4,497,730
Galaxy 30 CLO Ltd. Series 2022-30A, Class D 4.042% (SOFR + 3.35%), 04/15/2035(e) (g)		6,350	5,724,026
Generate CLO 7 Ltd. Series 7A, Class A1 4.129% (LIBOR 3 Month + 1.37%), 01/22/2033(e) (g)		4,400	4,324,681
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 5.806% (LIBOR 3 Month + 3.00%), 10/29/2029(e) (g)		2,815	2,637,396
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 4.396% (LIBOR 3 Month + 1.63%), 04/26/2031(e) (g)		5,300	5,107,790
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 4.51% (LIBOR 3 Month + 1.80%), 07/21/2031(e) (g)		1,826	1,712,368

	Principal Amount (000)		U.S. $ Value

Series 2018-1A, Class C 5.91% (LIBOR 3 Month + 3.20%), 07/21/2031(e) (g)	U.S.$	2,000	$1,658,952
Madison Park Funding LI Ltd. Series 2021-51A, Class D 5.788% (LIBOR 3 Month + 3.05%), 07/19/2034(e) (g)		3,650	3,388,032
Magnetite XXV Ltd. Series 2020-25A, Class D 6.083% (LIBOR 3 Month + 3.30%), 01/25/2032(e) (g)		3,000	2,824,722
Marble Point CLO XI Ltd. Series 2017-2A, Class A 3.92% (LIBOR 3 Month + 1.18%), 12/18/2030(e) (g)		2,400	2,356,028
Northwoods Capital XII-B Ltd. Series 2018-12BA, Class B 3.679% (LIBOR 3 Month + 1.85%), 06/15/2031(e) (g)		1,350	1,267,901
OCP CLO Ltd. Series 2021-21A, Class D 5.66% (LIBOR 3 Month + 2.95%), 07/20/2034(e) (g)		4,750	4,282,210
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 5.883% (LIBOR 3 Month + 3.10%), 01/24/2033(e) (g)		6,571	5,971,684
OZLM VII Ltd. Series 2014-7RA, Class CR 5.74% (LIBOR 3 Month + 3.00%), 07/17/2029(e) (g)		1,000	931,549
OZLM XVIII Ltd. Series 2018-18A, Class B 4.062% (LIBOR 3 Month + 1.55%), 04/15/2031(e) (g)		5,450	5,177,320
Palmer Square CLO Ltd. Series 2021-3A, Class D 5.462% (LIBOR 3 Month + 2.95%), 01/15/2035(e) (g)		2,400	2,215,121
Rad CLO 7 Ltd. Series 2020-7A, Class A1 3.94% (LIBOR 3 Month + 1.20%), 04/17/2033(e) (g)		2,663	2,607,503
Regatta XIX Funding Ltd. Series 2022-1A, Class D 4.379% (SOFR + 3.30%), 04/20/2035(e) (g)		4,423	4,049,464
Regatta XX Funding Ltd. Series 2021-2A, Class D 5.612% (LIBOR 3 Month + 3.10%), 10/15/2034(e) (g)		3,500	3,245,868
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 5.81% (LIBOR 3 Month + 3.10%), 01/20/2035(e) (g)		7,500	6,616,620

	Principal Amount (000)		U.S. $ Value

Rockford Tower CLO Ltd. Series 2017-2A, Class DR 5.362% (LIBOR 3 Month + 2.85%), 10/15/2029(e) (g)	U.S.$	4,444	$4,115,633
Series 2017-3A, Class A 3.90% (LIBOR 3 Month + 1.19%), 10/20/2030(e) (g)		1,931	1,902,569
Series 2021-2A, Class D 5.96% (LIBOR 3 Month + 3.25%), 07/20/2034(e) (g)		950	865,018
Series 2021-3A, Class D 5.96% (LIBOR 3 Month + 3.25%), 10/20/2034(e) (g)		8,550	7,811,049
Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 5.86% (LIBOR 3 Month + 3.15%), 01/20/2034(e) (g)		2,400	2,251,709
Sixth Street CLO XX Ltd. Series 2021-20A, Class D 5.76% (LIBOR 3 Month + 3.05%), 10/20/2034(e) (g)		3,250	3,012,178
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 3.512% (LIBOR 3 Month + 1.00%), 04/15/2031(e) (g)		7,931	7,734,732
Venture XXVII CLO Ltd. Series 2017-27A, Class D 6.71% (LIBOR 3 Month + 4.00%), 07/20/2030(e) (g)		1,591	1,395,384
Voya CLO Ltd. Series 2019-1A, Class DR 5.362% (LIBOR 3 Month + 2.85%), 04/15/2031(e) (g)		4,595	3,985,295

Total Collateralized Loan Obligations (cost $172,477,294)			159,991,321

BANK LOANS – 3.1%
Industrial – 2.7%
Capital Goods – 0.2%
Apex Tool Group, LLC 7.174% (SOFR 1 Month + 5.25%), 02/08/2029(p)		3,822	3,336,886
Chariot Buyer LLC 5.872% (LIBOR 1 Month + 3.50%), 11/03/2028(p)		229	212,640
Granite US Holdings Corporation 6.313% (LIBOR 3 Month + 4.00%), 09/30/2026(i) (p)		3,537	3,409,102

			6,958,628

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 6.166% (LIBOR 1 Month + 4.50%), 10/28/2027(p)		1,281	1,203,670

	Principal Amount (000)		U.S. $ Value

Coral-US Co-Borrower LLC 4.999% (LIBOR 1 Month + 3.00%), 10/15/2029(p)	U.S.$	1,550	$1,506,414
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 5.372% (LIBOR 1 Month + 3.00%), 05/01/2026(p)		222	209,299
Univision Communications, Inc. 5.122% (LIBOR 1 Month + 2.75%), 03/15/2024(p)		372	367,782

			3,287,165

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 6.463% (LIBOR 1 Month + 4.75%), 04/27/2027(i) (p)		3,967	3,768,442
Directv Financing, LLC 7.372% (LIBOR 1 Month + 5.00%), 08/02/2027(p)		2,126	2,002,956
Proofpoint, Inc. 7.825% (LIBOR 3 Month + 6.25%), 08/31/2029(p)		6,000	5,767,500
Zacapa SARL 6.304% (SOFR 3 Month + 4.25%), 03/22/2029(p)		3,299	3,136,131

			14,675,029

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 5.622% (LIBOR 1 Month + 3.25%), 04/30/2026(p)		347	332,861

Consumer Cyclical - Other – 0.2%
American Tire Distributors, Inc. 9.033% (LIBOR 3 Month + 6.25%), 10/20/2028(p)		1,680	1,578,672
Caesars Resort Collection, LLC 5.122% (LIBOR 1 Month + 2.75%), 12/23/2024(p)		4,483	4,376,190

			5,954,862

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 5.122% (LIBOR 1 Month + 2.75%), 02/05/2025(p)		551	536,541

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 6.122% (LIBOR 1 Month + 3.75%), 03/06/2028(p)		1,192	1,088,030
PetSmart LLC 6.120% (LIBOR 1 Month + 3.75%), 02/11/2028(p)		4,326	4,162,247

	Principal Amount (000)		U.S. $ Value

Restoration Hardware, Inc. 5.677% (SOFR 1 Month + 3.25%), 10/20/2028(p)	U.S.$	2,250	$2,045,632

			7,295,909

Consumer Non-Cyclical – 0.3%
Global Medical Response, Inc. 6.622% (LIBOR 1 Month + 4.25%), 03/14/2025(p)		1,134	1,081,616
Kronos Acquisition Holdings, Inc. 6.122% (LIBOR 1 Month + 3.75%), 12/22/2026(p)		1,881	1,756,710
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 6.122% (LIBOR 1 Month + 3.75%), 11/16/2025(p)		1,018	959,768
Padagis LLC 7.043% (LIBOR 3 Month + 4.75%), 07/06/2028(i) (p)		1,336	1,262,965
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 7.563% (LIBOR 3 Month + 5.25%), 12/15/2027(p)		4,276	4,002,371

			9,063,430

Energy – 0.3%
CITGO Petroleum Corporation 8.622% (LIBOR 1 Month + 6.25%), 03/28/2024(p)		1,574	1,557,880
GIP II Blue Holding, L.P. 6.750% (LIBOR 3 Month + 4.50%), 09/29/2028(p)		3,827	3,724,769
Parkway Generation, LLC 7.120% (LIBOR 1 Month + 4.75%), 02/18/2029(p)		4,540	4,373,542

			9,656,191

Other Industrial – 0.0%
Dealer Tire, LLC 6.622% (LIBOR 1 Month + 4.25%), 12/12/2025(p)		1,297	1,263,787
Rockwood Service Corporation 6.622% (LIBOR 1 Month + 4.25%), 01/23/2027(i) (p)		174	170,035

			1,433,822

Services – 0.1%
Amentum Government Services Holdings LLC 6.122% (LIBOR 1 Month + 3.75%), 01/29/2027(p)		441	426,394

	Principal Amount (000)		U.S. $ Value

Verscend Holding Corp. 6.372% (LIBOR 1 Month + 4.00%), 08/27/2025(p)	U.S.$	1,925	$1,871,214

			2,297,608

Technology – 0.8%
Ascend Learning, LLC 8.122% (LIBOR 1 Month + 5.75%), 12/10/2029(i) (p)		930	818,400
Banff Guarantor, Inc. 7.872% (LIBOR 1 Month + 5.50%), 02/27/2026(p)		1,050	981,750
Boxer Parent Company, Inc. 6.122% (LIBOR 1 Month + 3.75%), 10/02/2025(p)		3,393	3,260,785
Endurance International Group Holdings, Inc. 5.291% (LIBOR 1 Month + 3.50%), 02/10/2028(p)		9,662	8,857,232
FINThrive Software Intermediate Holdings, Inc. 9.122% (LIBOR 1 Month + 6.75%), 12/17/2029(p)		580	513,300
Loyalty Ventures, Inc. 6.872% (LIBOR 1 Month + 4.50%), 11/03/2027(p)		4,561	3,359,788
Peraton Corp. 6.122% (LIBOR 1 Month + 3.75%), 02/01/2028(p)		1,610	1,562,284
Presidio Holdings, Inc. 5.880% (LIBOR 1 Month + 3.50%), 01/22/2027(p)		73	70,507
6.310% (LIBOR 3 Month + 3.50%), 01/22/2027(p)		1,542	1,499,881
Veritas US Inc. 7.250% (LIBOR 3 Month + 5.00%), 09/01/2025(p)		5,641	4,752,792

			25,676,719

			87,168,765

Financial Institutions – 0.3%
Finance – 0.0%
Orbit Private Holdings I Ltd. 6.750% (LIBOR 3 Month + 4.50%), 12/11/2028(i) (p)		378	365,339

Insurance – 0.3%
Hub International Limited 5.782% (LIBOR 2 Month + 3.25%), 04/25/2025(p)		7	6,990
5.982% (LIBOR 3 Month + 3.25%), 04/25/2025(p)		2,812	2,747,227

	Principal Amount (000)		U.S. $ Value

Jones DesLauriers Insurance Management, Inc. 9.313% (CDOR 3 Month + 7.50%), 03/26/2029(i) (p)	CAD	593	$4,985,124
10.998% (CDOR 3 Month + 7.50%), 03/26/2029(i) (p)		7,093	416,493
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 6.122% (LIBOR 1 Month + 3.75%), 09/03/2026(p)	U.S.$	2,214	2,147,491

			10,303,325

			10,668,664

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 6.000% (LIBOR 3 Month + 3.75%), 11/09/2026(p)		632	579,171
6.122% (LIBOR 1 Month + 3.75%), 11/09/2026(p)		3,160	2,893,648

			3,472,819

Total Bank Loans (cost $107,986,135)			101,310,248

EMERGING MARKETS - CORPORATE BONDS – 3.1%
Industrial – 2.7%
Basic – 0.8%
Braskem Idesa SAPI 6.99%, 02/20/2032(e)		3,237	2,726,201
7.45%, 11/15/2029(e)		2,459	2,237,690
CSN Inova Ventures 6.75%, 01/28/2028(e)		445	412,515
CSN Resources SA 4.625%, 06/10/2031(e)		4,293	3,222,433
7.625%, 04/17/2026(e)		766	760,638
Eldorado Gold Corp. 6.25%, 09/01/2029(e)		2,385	1,917,689
First Quantum Minerals Ltd. 6.875%, 10/15/2027(e)		2,310	2,182,950
7.50%, 04/01/2025(e)		410	405,592
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(e)		4,123	3,970,449
OCP SA 3.75%, 06/23/2031(e)		1,011	842,921
Sasol Financing USA LLC 5.875%, 03/27/2024		1,467	1,459,665
Stillwater Mining Co. 4.00%, 11/16/2026(e)		953	814,815
4.50%, 11/16/2029(e)		891	702,665
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(e)		4,716	4,053,697
Volcan Cia Minera SAA 4.375%, 02/11/2026(e)		1,212	1,055,804

			26,765,724

		Principal Amount (000)		U.S. $ Value

Capital Goods – 0.3%
Cemex SAB de CV 5.125%, 06/08/2026(e) (f)	U.S.$	2,796		$2,334,660
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,430		4,290,233
6.95%, 01/17/2028(e)		2,058		2,060,573
IHS Holding Ltd. 5.625%, 11/29/2026(e)		1,243		1,030,758
6.25%, 11/29/2028(e)		410		334,150
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(e)		5,578		32,187

				10,082,561

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(e)		2,296		1,835,795

Communications - Telecommunications – 0.0%
C&W Senior Financing DAC 6.875%, 09/15/2027(e)		247		219,677
CT Trust 5.125%, 02/03/2032(e)		723		633,348
Digicel Group Holdings Ltd. 8.00% (5.00% Cash and 3.00% PIK), 09/30/2022(e) (h) (l) (q)		0	**	1
8.25%, 12/30/2022(f) (h) (l) (m) (q)		87		41,366
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(e)		339		317,165

				1,211,557

Consumer Cyclical - Other – 0.2%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(e)		200		138,000
MGM China Holdings Ltd. 5.25%, 06/18/2025(e)		895		754,205
5.375%, 05/15/2024(e)		569		512,100
5.875%, 05/15/2026(e)		598		493,275
Studio City Co., Ltd. 7.00%, 02/15/2027(e)		336		277,200
Studio City Finance Ltd. 6.00%, 07/15/2025(e)		1,088		701,749
6.50%, 01/15/2028(e)		998		527,568
Wynn Macau Ltd. 5.50%, 01/15/2026(e)		2,168		1,756,080
5.625%, 08/26/2028(e)		1,919		1,458,440

				6,618,617

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.4%
BRF GmbH 4.35%, 09/29/2026(e)	U.S.$	941	$857,792
BRF SA 4.875%, 01/24/2030(e)		4,401	3,814,787
MARB BondCo PLC 3.95%, 01/29/2031(e)		4,509	3,664,408
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(e)		2,088	1,842,660
Natura Cosmeticos SA 4.125%, 05/03/2028(e)		2,828	2,379,055
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(h) (l) (m) (q)		871	87
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(e)		609	448,110
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(h) (i) (j) (k) (m)		4,738	474
10.875%, 01/13/2020(h) (i) (j) (k) (m)		750	75
11.75%, 02/09/2022(h) (i) (j) (k) (m)		1,690	169

			13,007,617

Energy – 0.8%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(e)		2,230	1,850,900
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(e)		1,998	1,669,769
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(e)		1,925	1,802,281
Investment Energy Resources Ltd. 6.25%, 04/26/2029(e)		1,306	1,196,051
Kosmos Energy Ltd. 7.50%, 03/01/2028(e)		1,388	1,105,455
Leviathan Bond Ltd. 5.75%, 06/30/2023(e)		4,992	5,005,416
6.125%, 06/30/2025(e)		1,763	1,730,051
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(e)		3,831	3,680,873
MV24 Capital BV 6.748%, 06/01/2034(e)		1,593	1,456,715
Peru LNG Srl 5.375%, 03/22/2030(e)		3,367	2,803,027
SEPLAT Energy PLC 7.75%, 04/01/2026(e)		2,065	1,734,600
SierraCol Energy Andina LLC 6.00%, 06/15/2028(e)		1,550	1,112,900

			25,148,038

		Principal Amount (000)	U.S. $ Value

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(e)	U.S.$	1,667	$1,486,547
StoneCo Ltd. 3.95%, 06/16/2028(e)		336	267,173

			1,753,720

Technology – 0.0%
CA Magnum Holdings 5.375%, 10/31/2026(e)		1,397	1,229,360

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(e)		583	487,279

			88,140,268

Utility – 0.2%
Electric – 0.2%
AES Andes SA 6.35%, 10/07/2079(e)		1,816	1,562,895
India Clean Energy Holdings 4.50%, 04/18/2027(e)		2,686	2,001,070
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(e)		742	634,000
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(e)		2,245	1,963,393
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(e)		761	717,858
Terraform Global Operating LLC 6.125%, 03/01/2026(m)		289	275,949

			7,155,165

Financial Institutions – 0.2%
Banking – 0.0%
Fidelity Bank PLC 10.50%, 10/16/2022(e)		575	563,967

Insurance – 0.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(e) (l)		1,938	1,860,885

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(e) (l)		3,767	113,019
5.25%, 12/27/2033(e) (l)		1,221	28,126

			141,145

REITs – 0.1%
Agile Group Holdings Ltd. 5.50%, 05/17/2026(e)		339	88,140
Central China Real Estate Ltd. 7.50%, 07/14/2025(e)		403	110,271

		Principal Amount (000)	U.S. $ Value

China Aoyuan Group Ltd. 5.375%, 09/13/2022(e) (h) (q)	U.S.$	200	$11,000
5.88%, 03/01/2027(e) (h) (q)		1,401	82,609
China SCE Group Holdings Ltd. 5.95%, 09/29/2024(e)		468	86,580
6.00%, 02/04/2026(e)		1,319	197,850
Kaisa Group Holdings Ltd. 9.375%, 06/30/2024(e) (h) (q)		480	47,040
9.95%, 07/23/2025(e) (h) (q)		1,280	127,840
11.65%, 06/01/2026(e) (h) (q)		200	19,413
KWG Group Holdings Ltd. 5.95%, 08/10/2025(e)		339	40,680
6.00%, 08/14/2026(e)		400	48,000
7.40%, 01/13/2027(e)		396	47,520
Logan Group Co., Ltd. 4.50%, 01/13/2028(e)		200	25,000
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(e)		684	82,080
5.95%, 04/30/2025(e)		689	82,680
Ronshine China Holdings Ltd. 6.75%, 08/05/2024(e) (h) (q)		470	32,900
7.10%, 01/25/2025(e) (h) (q)		1,355	81,300
8.10%, 06/09/2023(e) (h) (q)		231	18,480
Seazen Group Ltd. 4.45%, 07/13/2025(e)		1,145	478,968
Shimao Group Holdings Ltd. 5.20%, 01/30/2025(e) (h) (q)		255	21,675
5.20%, 01/16/2027(e) (h) (q)		800	64,000
5.60%, 07/15/2026(e) (h) (q)		806	72,540
Sunac China Holdings Ltd. 5.95%, 04/26/2024(e) (h) (q)		588	66,150
6.50%, 01/10/2025(e) (h) (q)		229	25,190
6.50%, 01/26/2026(e) (h) (q)		305	33,550
6.65%, 08/03/2024(e) (h) (q)		225	25,312
7.00%, 07/09/2025(e) (h) (q)		205	22,550
Times China Holdings Ltd. 5.55%, 06/04/2024(e)		234	28,080
5.75%, 01/14/2027(e)		887	84,265
6.20%, 03/22/2026(e)		380	38,000
6.60%, 03/02/2023(e)		200	34,000
6.75%, 07/08/2025(e)		434	47,740
Yango Justice International Ltd. 7.50%, 02/17/2025(e) (h) (q)		898	53,880
7.875%, 09/04/2024(e) (h) (q)		569	34,140
8.25%, 11/25/2023(e) (h) (q)		400	24,000
10.25%, 09/15/2022(h) (q)		215	13,814
Yuzhou Group Holdings Co., Ltd. 7.70%, 01/13/2026(e) (h) (q)		200	14,000
8.375%, 10/30/2024(e) (h) (q)		308	21,560

		Principal Amount (000)	U.S. $ Value

Zhenro Properties Group Ltd. 6.63%, 01/07/2026(e) (h) (q)	U.S.$	997	$59,820
6.70%, 08/04/2026(e) (h) (q)		400	24,000
7.10%, 09/10/2024(e) (h) (q)		233	13,980
7.35%, 02/05/2025(e) (h) (q)		200	12,000

			2,542,597

			5,108,594

Total Emerging Markets - Corporate Bonds (cost $142,875,659)			100,404,027

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.3%
Non-Agency Fixed Rate CMBS – 1.7%
BANK Series 2020-BN25, Class XA 0.884%, 01/15/2063(o)		65,583	3,348,469
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.843%, 07/15/2049		372	353,499
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.336%, 05/15/2052(o)		10,813	739,325
CD Mortgage Trust Series 2017-CD3, Class XA 0.967%, 02/10/2050(o)		13,884	464,320
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.609%, 05/10/2058(o)		12,484	574,280
Citigroup Commercial Mortgage Trust Series 2013-GC15, Class C 5.173%, 09/10/2046		516	505,665
Commercial Mortgage Trust Series 2014-CR15, Class XA 0.628%, 02/10/2047(o)		30,723	254,982
Series 2015-CR27, Class XA 0.908%, 10/10/2048(o)		6,213	146,774
CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052		960	922,836
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.159%, 08/10/2044(e)		375	311,250
Series 2011-GC5, Class D 5.159%, 08/10/2044(e)		14,025	5,974,450
Series 2016-GS3, Class XA 1.197%, 10/10/2049(o)		30,122	1,171,375
Series 2019-GC39, Class XA 1.13%, 05/10/2052(o)		15,620	809,523
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		1,599	1,550,708
Series 2014-C24, Class C 4.384%, 11/15/2047		5,869	5,149,944

		Principal Amount (000)	U.S. $ Value

JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 0.933%, 11/13/2052(o)	U.S.$	37,037	$1,827,712
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class B 3.977%, 10/15/2045(e)		248	247,509
Series 2012-C8, Class E 4.819%, 10/15/2045(e)		2,103	1,988,386
Series 2012-LC9, Class E 4.362%, 12/15/2047(e)		7,500	6,754,375
Series 2012-LC9, Class G 4.362%, 12/15/2047(e)		831	609,818
Series 2016-JP2, Class XA 1.769%, 08/15/2049(o)		15,191	836,333
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		632	278,139
LCCM Series 2017-LC26, Class XA 1.52%, 07/12/2050(e) (o)		33,287	1,884,078
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 4.106%, 05/15/2046(e)		680	634,257
Series 2014-C18, Class C 4.501%, 10/15/2047		4,408	4,205,683
Series 2015-C22, Class XA 1.012%, 04/15/2048(o)		11,507	221,735
UBS Commercial Mortgage Trust Series 2012-C1, Class D 6.444%, 05/10/2045(e)		280	254,656
Series 2017-C1, Class XA 1.527%, 06/15/2050(o)		6,949	397,149
Series 2019-C16, Class XA 1.571%, 04/15/2052(o)		15,556	1,186,243
Series 2019-C18, Class XA 1.026%, 12/15/2052(o)		43,790	2,248,800
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(e)		2,414	2,343,731
Series 2013-C5, Class C 4.066%, 03/10/2046(e)		782	711,685
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XA 1.29%, 04/15/2050(o)		7,722	190,391
Series 2016-C36, Class XA 1.185%, 11/15/2059(o)		43,252	1,640,991
Series 2016-LC24, Class XA 1.613%, 10/15/2049(o)		27,406	1,421,880
Series 2016-LC25, Class XA 0.831%, 12/15/2059(o)		17,416	497,724

	Principal Amount (000)		U.S. $ Value

Series 2019-C52, Class XA 1.605%, 08/15/2052(o)	U.S.$	18,932	$1,488,279
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.842%, 06/15/2044(e)		489	378,390
Series 2014-LC14, Class C 4.344%, 03/15/2047		134	129,289

			54,654,633

Non-Agency Floating Rate CMBS – 0.6%
BFLD Trust Series 2019-DPLO, Class E 4.239% (LIBOR 1 Month + 2.24%), 10/15/2034(e) (g)		11,227	10,662,063
DBWF Mortgage Trust Series 2018-GLKS, Class E 5.138% (LIBOR 1 Month + 3.02%), 12/19/2030(e) (g)		1,994	1,873,818
Great Wolf Trust Series 2019-WOLF, Class D 3.932% (LIBOR 1 Month + 1.93%), 12/15/2036(e) (g)		5,005	4,753,163
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 6.249% (LIBOR 1 Month + 4.25%), 05/15/2036(e) (g)		1,651	1,522,223

			18,811,267

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.105%, 11/16/2045(o)		93	1

Total Commercial Mortgage-Backed Securities (cost $85,558,332)			73,465,901

EMERGING MARKETS - SOVEREIGNS – 2.2%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(e)		6,780	5,457,900
8.25%, 05/09/2028(e)		460	386,400

			5,844,300

Bahrain – 0.2%
Bahrain Government International Bond 5.45%, 09/16/2032(e)		7,434	6,245,954

Dominican Republic – 0.4%
Dominican Republic International Bond 4.50%, 01/30/2030(e)		9,442	8,110,088
4.875%, 09/23/2032(e)		3,361	2,815,468
6.40%, 06/05/2049(e)		2,287	1,872,195

			12,797,751

	Principal Amount (000)		U.S. $ Value

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(e)	U.S.$	626	$263,876
0.50%, 07/31/2040(e)		1,114	459,979
1.00%, 07/31/2035(e)		3,879	1,757,272
2.50%, 07/31/2035(e)		9,273	4,200,456
5.00%, 07/31/2030(e)		2,144	1,265,575

			7,947,158

Egypt – 0.3%
Egypt Government International Bond 6.588%, 02/21/2028(e)		1,000	692,500
7.053%, 01/15/2032(e)		2,597	1,636,110
7.50%, 01/31/2027(e)		3,419	2,495,870
7.625%, 05/29/2032(e)		5,226	3,292,380

			8,116,860

El Salvador – 0.1%
El Salvador Government International Bond 7.125%, 01/20/2050(e)		235	75,978
7.625%, 02/01/2041(e)		158	52,762
8.625%, 02/28/2029(e)		7,640	2,794,808
9.50%, 07/15/2052(e)		210	71,768

			2,995,316

Ghana – 0.2%
Ghana Government International Bond 6.375%, 02/11/2027(e)		7,940	4,079,175
8.625%, 04/07/2034(e)		1,769	777,033
8.627%, 06/16/2049(e)		238	103,054
8.95%, 03/26/2051(e)		1,313	570,170
10.75%, 10/14/2030(e)		693	556,133

			6,085,565

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(e)	EUR	1,195	906,317
6.125%, 06/15/2033(e)	U.S.$	1,654	1,341,601
6.375%, 03/03/2028(e)		1,377	1,259,955

			3,507,873

Kenya – 0.0%
Republic of Kenya Government International Bond 7.00%, 05/22/2027(e)		1,680	1,241,100

Lebanon – 0.0%
Lebanon Government International Bond 6.60%, 11/27/2026(e) (h) (q)		1,284	83,701
6.65%, 04/22/2024(e) (h) (q)		507	33,050
6.85%, 03/23/2027(e) (h) (q)		1,053	65,023

			181,774

	Principal Amount (000)		U.S. $ Value

Nigeria – 0.1%
Nigeria Government International Bond 6.125%, 09/28/2028(e)	U.S.$	233	$166,857
7.625%, 11/28/2047(e)		2,963	1,859,282
7.696%, 02/23/2038(e)		1,729	1,102,238
7.875%, 02/16/2032(e)		426	298,200

			3,426,577

Pakistan – 0.1%
Pakistan Government International Bond 6.875%, 12/05/2027(e)		245	125,838
7.375%, 04/08/2031(e)		3,816	1,884,570

			2,010,408

Senegal – 0.3%
Senegal Government International Bond 6.25%, 05/23/2033(e)		5,158	4,103,189
6.75%, 03/13/2048(e)		6,453	4,564,691

			8,667,880

Ukraine – 0.0%
Ukraine Government International Bond 7.253%, 03/15/2033(e)		4,689	883,876
7.375%, 09/25/2032(e)		3,586	675,961

			1,559,837

Total Emerging Markets - Sovereigns (cost $108,795,304)			70,628,353

AGENCIES – 1.1%
Agency Debentures – 1.1%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	10,849,839
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032		10,400	13,283,091
6.75%, 03/15/2031		4,000	5,129,184
Series GDIF 6.75%, 09/15/2029		4,606	5,777,749

Total Agencies (cost $35,194,942)			35,039,863

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(e)		2,044	2,051,890

	Principal Amount (000)		U.S. $ Value

Kazakhstan – 0.1%
KazMunayGas National Co. JSC 4.75%, 04/24/2025(e)	U.S.$	768	$738,624
5.375%, 04/24/2030(e)		1,940	1,775,464

			2,514,088

Mexico – 0.5%
Comision Federal de Electricidad 4.688%, 05/15/2029(e)		4,031	3,718,094
Petroleos Mexicanos 5.95%, 01/28/2031		8,565	6,616,462
6.49%, 01/23/2027		1,455	1,316,593
6.75%, 09/21/2047		8,071	5,474,156
6.95%, 01/28/2060		3,090	2,085,750

			19,211,055

Ukraine – 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026(m)		2,168	437,394
State Agency of Roads of Ukraine 6.25%, 06/24/2028(m)		7,856	1,327,173

			1,764,567

Total Quasi-Sovereigns (cost $36,016,084)			25,541,600

ASSET-BACKED SECURITIES – 0.6%
Other ABS - Fixed Rate – 0.5%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-20, Class PT 11.78%, 11/16/2043(m)		189	181,550
Series 2019-36, Class PT 13.001%, 10/17/2044(m)		463	448,928
Series 2019-43, Class PT 4.086%, 11/15/2044(m)		77	74,328
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class C 5.21%, 07/15/2025(e)		134	133,384
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(e)		443	441,573
Series 2018-4A, Class C 4.91%, 12/15/2028(e)		163	163,065
Series 2019-2A, Class C 4.11%, 07/16/2029(e)		1,708	1,696,840
Series 2019-3A, Class C 3.79%, 09/17/2029(e)		2,625	2,606,087
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(i) (m)		256	248,033

	Principal Amount (000)		U.S. $ Value

SoFi Consumer Loan Program Trust Series 2019-2, Class D 4.20%, 04/25/2028(e)	U.S.$	1,000	$985,909
Series 2019-3, Class D 3.89%, 05/25/2028(e)		5,378	5,364,895
Series 2019-4, Class D 3.48%, 08/25/2028(e)		3,000	2,973,690

			15,318,282

Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(e)		2,970	2,805,265
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(e)		2,551	2,542,912

			5,348,177

Total Asset-Backed Securities (cost $20,818,031)			20,666,459

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031		864	682,452
3.25%, 04/22/2032		8,612	6,695,830

			7,378,282

Mexico – 0.1%
Mexico Government International Bond 2.659%, 05/24/2031		3,159	2,705,684

Panama – 0.2%
Panama Notas del Tesoro 3.75%, 04/17/2026		5,330	5,161,106

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026		247	233,924

Total Governments - Sovereign Bonds (cost $17,788,760)			15,478,996

	Shares

COMMON STOCKS – 0.3%
Energy – 0.2%
Energy Equipment & Services – 0.0%
Diamond Offshore Drilling, Inc.(h) (m)		130,664	881,982
Vantage Drilling International(h)		16,001	208,015

			1,089,997

Oil, Gas & Consumable Fuels – 0.2%
Berry Corp.		78,098	666,957
Chord Energy Corp.		7,472	958,209
Civitas Resources, Inc.		5,127	302,288
Denbury, Inc.(h)		6,516	468,565
Golden Energy Offshore Services AS(h)		1,497,659	271,172

Company	Shares		U.S. $ Value

Nordic Aviation Capital(h) (i)		102,800	$2,210,200
SandRidge Energy, Inc.(h)		105	1,967

			4,879,358

			5,969,355

Consumer Discretionary – 0.1%
Auto Components – 0.0%
Energy Technology(h) (i) (j)		497	161,525

Internet & Catalog Retail – 0.0%
GOLO Mobile, Inc.(h) (i) (j)		30,264	0

Multiline Retail – 0.1%
ATD New Holdings, Inc.(h) (i)		29,486	2,064,020

			2,225,545

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(h) (i)		71,086	1,599,435

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Intelsat Jackson Holdings SA(h) (i) (j)		9,676	0
Intelsat SA(h) (i)		46,202	1,162,765

			1,162,765

Media – 0.0%
iHeartMedia, Inc. - Class A(h)		14,385	107,600

			1,270,365

Information Technology – 0.0%
Software – 0.0%
Monitronics International, Inc.(h)		34,245	17,123
Paysafe AG Tracker(h) (i)		71,679	0
Paysafe Ltd.(h)		100,908	202,825

			219,948

Health Care – 0.0%
Pharmaceuticals – 0.0%
Mallinckrodt PLC(h)		5,739	100,432

Total Common Stocks (cost $19,100,863)			11,385,080

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
Texas Transportation Commission State Highway Fund Series 2010-B 5.178%, 04/01/2030	U.S.$	2,560	2,787,721

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The))
Series 2021 5.75%, 07/25/2041(e)	U.S.$	6,915	$6,679,999

Total Local Governments - US Municipal Bonds (cost $9,475,000)			9,467,720

		Shares

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Auto Components – 0.1%
Energy Technology 0.00%(h) (i) (j)		3,093	2,304,285

Energy – 0.0%
Gulfport Energy Corp. 10.00%(h) (i)		113	700,600

Total Preferred Stocks (cost $2,417,219)			3,004,885

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(h)		2,936	7
Encore Automotive Acceptance, expiring 07/05/2031(i) (j)		12	0
Flexpath Capital, Inc., expiring 04/15/2031(h) (i) (j)		17,195	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022 (h)		2,566	103
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(h)		1,080	43

Total Warrants (cost $3)			153

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(r) (s) (t) (cost $27,693,203)		27,693,203	27,693,203

Total Investments – 140.7% (cost $4,738,398,284)(u)			4,535,983,939
Other assets less liabilities – (40.7)%			(1,312,390,815)

Net Assets – 100.0%			$3,223,593,124

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Long Gilt Futures	11	September 2022	$1,583,115	$(960)
U.S. Long Bond (CBT) Futures	1,516	September 2022	218,304,000	5,981,856
U.S. T-Note 2 Yr (CBT) Futures	406	September 2022	85,447,141	395,872
U.S. T-Note 10 Yr (CBT) Futures	1,171	September 2022	141,855,672	3,270,357
U.S. Ultra Bond (CBT) Futures	1,600	September 2022	253,300,000	(1,228,720)
Sold Contracts
Euro Buxl 30 Yr Bond Futures	13	September 2022	2,468,659	(226,518)
Euro-BOBL Futures	19	September 2022	2,483,100	(61,769)
Euro-Bund Futures	49	September 2022	7,894,680	(387,309)
Euro-Schatz Futures	190	September 2022	21,387,054	(173,971)
U.S. 10 Yr Ultra Futures	2,502	September 2022	328,387,500	(5,055,876)
U.S. T-Note 5 Yr (CBT) Futures	2,830	September 2022	321,846,173	(4,511,364)

				$(1,998,402)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	31,215	USD	31,776	09/29/2022	$(256,624)
Barclays Bank PLC	GBP	1,107	USD	1,388	08/25/2022	38,783
JPMorgan Chase Bank	CAD	212,996	USD	165,196	10/27/2022	(1,088,039)

						$(1,305,880)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	4.71%	USD	115,701	$1,956,141	$1,360,766	$595,375
iTraxx Xover Series 37, 5 Year Index, 06/20/2027*	5.00	Quarterly	5.10	EUR	13,220	22,236	831,157	(808,921)

						$1,978,377	$2,191,923	$(213,546)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	109,350	04/20/2023	2.850%	3 Month LIBOR	Semi-Annual/ Quarterly	$(382,430)	$—	$(382,430)
USD	46,860	04/02/2024	2.851%	3 Month LIBOR	Semi-Annual/ Quarterly	(67,258)	—	(67,258)
USD	30,755	02/10/2025	2.034%	3 Month LIBOR	Semi-Annual/ Quarterly	551,040	—	551,040
USD	6,010	06/09/2025	2.491%	3 Month LIBOR	Semi-Annual/ Quarterly	65,996	—	65,996
USD	10,000	01/11/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	198,040	—	198,040
USD	11,920	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	177,222	—	177,222

						$542,610	$—	$542,610

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	4,599	$(1,670,594)	$(107,931)	$(1,562,663)
Citigroup Global Markets, Inc
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3,679	(1,336,475)	(533,302)	(803,173)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,031	(232,564)	(263,525)	30,961
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,579	(581,706)	(604,218)	22,512
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,935	(436,328)	(453,214)	16,886
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	141	(31,790)	(8,428)	(23,362)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	559	(125,981)	(59,833)	(66,148)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	996	$(224,531)	$(150,685)	$(73,846)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	869	(195,926)	(72,863)	(123,063)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,328	(299,572)	(127,948)	(171,624)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,711	(385,779)	(163,735)	(222,044)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,344	(979,634)	(421,885)	(557,749)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,302	(1,872,470)	(787,134)	(1,085,336)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,302	(1,872,470)	(787,134)	(1,085,336)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7,844	(1,769,021)	(641,871)	(1,127,150)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,309	(1,873,842)	(494,311)	(1,379,531)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	381	(40,512)	(14,313)	(26,199)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	764	(81,167)	(29,220)	(51,947)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	1,910	(202,846)	(71,665)	(131,181)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	4,372	(464,424)	(223,676)	(240,748)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	10,089	(1,071,747)	(269,959)	(801,788)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,167	(263,129)	(136,924)	(126,205)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,010	(1,806,443)	(917,375)	(889,068)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	7.50%	USD	15,941	$(1,693,360)	$(661,580)	$(1,031,780)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	15,176	(5,512,959)	(3,249,253)	(2,263,706)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,493	(1,238,844)	(843,641)	(395,203)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,728	(840,721)	(410,694)	(430,027)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7,668	(1,729,443)	(1,194,681)	(534,762)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3,447	(1,252,277)	(633,608)	(618,669)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3,559	(1,292,705)	(644,613)	(648,092)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,606	(587,780)	(155,826)	(431,954)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,921	(884,412)	(319,287)	(565,125)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,290	(1,869,729)	(885,958)	(983,771)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	197	(20,938)	(7,666)	(13,272)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	475	(107,172)	(37,523)	(69,649)

						$(34,849,291)	$(16,385,479)	$(18,463,812)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at July 31, 2022
Barclays Capital, Inc.†	USD	1,754	(1.00)%*	—	$1,755,448
Barclays Capital, Inc.†	USD	3,380	(1.25)%*	—	3,386,220
Credit Suisse International†	EUR	1,212	(1.00)%*	—	1,238,842
Credit Suisse International†	EUR	2,320	(0.50)%*	—	2,371,631
HSBC Securities (USA), Inc.†	USD	30,188	2.35%	—	30,203,600
HSBC Securities (USA), Inc.†	USD	50,225	2.35%	—	50,267,412
HSBC Securities (USA), Inc.†	USD	75,480	2.35%	—	75,503,483
HSBC Securities (USA), Inc.†	USD	216,729	2.35%	—	216,902,133
JPMorgan Chase Bank†	USD	49,020	2.34%	—	49,033,235
JPMorgan Chase Bank†	USD	194,756	2.34%	—	194,914,003
JPMorgan Chase Bank†	USD	231,438	2.34%	—	231,552,062

					$857,128,069

*	Interest payment due from counterparty.
†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2022.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Government -Treasuries	$848,375,928	$—	$—	$—	$848,375,928
Corporates - Non-Investment Grade	8,752,141	—	—	—	8,752,141

Total	$857,128,069	$—	$—	$—	$857,128,069

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $988,686,662 or 30.7% of net assets.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.
(h)	Non-income producing security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)	Defaulted matured security.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2022.

(m)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.25% of net assets as of July 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-20, Class PT 11.78%, 11/16/2043	09/27/2018	$188,720	$181,550	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.001%, 10/17/2044	09/04/2019	462,841	448,928	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 4.086%, 11/15/2044	10/09/2019	76,673	74,328	0.00%
Diamond Offshore Drilling, Inc.	04/26/2021	467,814	153,428	0.00%
Digicel Group Holdings Ltd. 8.25%, 12/30/2022	06/19/2020	16,194	41,366	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	692,006	0	0.00%
Home Re Ltd. Series 2019-1, Class B1 6.609%, 05/25/2029	12/20/2019	2,060,784	1,961,200	0.06%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 6.509%, 11/25/2024	11/06/2015	370,878	355,541	0.01%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.759%, 10/25/2025	09/18/2015	672,682	656,972	0.02%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	861,787	0	0.00%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026	11/04/2019	2,168,000	437,394	0.01%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 4.65%, 02/27/2023	02/11/2020	2,016,425	1,988,167	0.06%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/19/2017	82,128	248,033	0.01%
State Agency of Roads of Ukraine 6.25%, 06/24/2028	06/17/2021	7,856,000	1,327,173	0.04%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	289,000	275,949	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	01/16/2013	1,804,783	87	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/19/2013	3,510,948	474	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	745,965	75	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014	916,308	169	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.509%, 11/25/2025	09/06/2016	$245,968	$223,352	0.01%

(n)	Inverse interest only security.
(o)	IO - Interest Only.
(p)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR/SOFR or the LIBOR/CDOR/SOFR floor plus a spread at July 31, 2022.
(q)	Defaulted.
(r)	Affiliated investments.
(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	The rate shown represents the 7-day yield as of period end.
(u)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,344,900 and gross unrealized depreciation of investments was $(32,783,930), resulting in net unrealized depreciation of $(21,439,030).

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

July 31, 2022 (unaudited)

83.6%	United States
4.2%	Canada
1.1%	United Kingdom
0.9%	Mexico
0.8%	Brazil
0.6%	Colombia
0.5%	China
0.5%	Switzerland
0.5%	France
0.4%	Luxembourg
0.4%	Ireland
0.4%	Peru
0.4%	India
5.1%	Other
0.6%	Short-Term

100.0%	Total Investments

1

All data are as of July 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Angola, Australia, Bahrain, Bermuda, Chile, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Germany, Ghana, Hong Kong, Indonesia, Israel, Italy, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Morocco, Netherlands, Nigeria, Norway, Pakistan, Panama, Senegal, South Africa, Spain, Sweden, Turkey, Ukraine and Zambia.

AB Bond Fund, Inc.

AB Income Fund

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$2,285,316,279	$—		$2,285,316,279
Mortgage Pass-Throughs	—	568,424,776	—		568,424,776
Corporates - Investment Grade	—	509,549,256	—		509,549,256
Corporates - Non-Investment Grade	—	339,363,564	4,882,740	(a)	344,246,304
Collateralized Mortgage Obligations	—	174,369,515	—		174,369,515
Collateralized Loan Obligations	—	159,991,321	—		159,991,321
Bank Loans	—	86,114,348	15,195,900		101,310,248
Emerging Markets - Corporate Bonds	—	100,403,309	718		100,404,027
Commercial Mortgage-Backed Securities	—	73,465,901	—		73,465,901
Emerging Markets - Sovereigns	—	70,628,353	—		70,628,353
Agencies	—	35,039,863	—		35,039,863
Quasi-Sovereigns	—	25,541,600	—		25,541,600
Asset-Backed Securities	—	20,418,426	248,033		20,666,459
Governments - Sovereign Bonds	—	15,478,996	—		15,478,996
Common Stocks	3,979,120	208,015	7,197,945	(a)	11,385,080
Local Governments - US Municipal Bonds	—	9,467,720	—		9,467,720
Preferred Stocks	—	—	3,004,885		3,004,885
Warrants	153	—	0	(a)	153
Short-Term Investments	27,693,203	—	—		27,693,203

Total Investments in Securities	31,672,476	4,473,781,242	30,530,221		4,535,983,939
Other Financial Instruments(b):
Assets:
Futures	9,648,085	—	—		9,648,085
Forward Currency Exchange Contracts	—	38,783	—		38,783
Centrally Cleared Credit Default Swaps	—	1,978,377	—		1,978,377
Centrally Cleared Interest Rate Swaps	—	992,298	—		992,298
Liabilities:
Futures	(11,646,487)	—	—		(11,646,487)
Forward Currency Exchange Contracts	—	(1,344,663)	—		(1,344,663)
Centrally Cleared Interest Rate Swaps	—	(449,688)	—		(449,688)
Credit Default Swaps	—	(34,849,291)	—		(34,849,291)
Reverse Repurchase Agreements	(857,128,069)	—	—		(857,128,069)

Total	$(827,453,995)	$4,440,147,058	$30,530,221		$3,643,223,284

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$111,173	$718,767	$802,247	$27,693	$29